Credit risk from financial instruments (Details) - Credit Concentration Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Maximum credit exposure	$ 17,700	$ 22,300	$ 22,300
Impairment against two specific financial assets	$ 0	$ 500	$ 0	$ 1,000